Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Summary of income tax expenses (benefits)
	Years Ended December 31,
	2016	2015

Current	$-	$-
Deferred tax benefit	$1,143,595	$1,378,700

Reconciliation between statutory rate and effective tax rate
	Years Ended December 31,
	2016	2015

EIT at the PRC statutory rate of 25%	$3,467,419	$1,940,140
Valuation allowance	(2,323,824)	(561,440)
	$1,143,595	$1,378,700

Summary of deferred tax assets and liabilities
	December 31,
	2016	2015
Deferred tax assets
Operating loss carry forward	$372,075	$303,237
Excess of interest expenses	1,887,225	1,398,582
Accrued expenses	2,213,281	1,912,600
	$4,472,581	$3,614,419